Intangible Assets and Goodwill (Details Narrative) - LendingClub Corp [Member] $ in Thousands	3 Months Ended							9 Months Ended				12 Months Ended
	Sep. 30, 2017 USD ($)		Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)		Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Sep. 30, 2017 USD ($) ReportingUnit		Sep. 30, 2016 USD ($)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Intangible assets, net	$ 22,957		$ 26,211					$ 22,957				$ 26,211	$ 30,971
Amortization expense	10			$ 12				33		$ 36		4,800	5,300	$ 3,900
Goodwill	35,633		35,633					$ 35,633				35,633	72,683	72,592
Number of reporting units | ReportingUnit								1
Goodwill impairment		[1]	$ 0	$ 1,650	[1]	$ 35,400	$ 0		[1]	$ 37,050	[1]	$ 37,050

[1]	Prior period amounts have been reclassified to conform to the current period presentation. See “Notes to Condensed Consolidated Financial Statements – Note 1. Basis of Presentation” for additional information.